DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) $ / shares in Units, $ in Millions	Jun. 30, 2024 USD ($) t shares	Nov. 30, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Jul. 28, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Nov. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 01, 2023 $ / shares	May 16, 2023 $ / shares	May 15, 2023 $ / shares	Dec. 31, 2022 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			7,435,756		1,843,852		1,121,738
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
M2i Global Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		712,645,059				581,704,525
Common stock, par value | $ / shares		$ 0.001		$ 0.0001		$ 0.001			$ 0.001	$ 0.001
Komodo Capital [Member] | M2i Global Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	8,000,000
NTM Minerals Limited [Member] | M2i Global Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mineral offtake rights | t	88,000
Value of assets purchased | $	$ 850
Common stock issued for purchase of assets	12,000,000